PROPERTY AND EQUIPMENT	12 Months Ended
Jan. 31, 2020
PROPERTY AND EQUIPMENT [abstract]
PROPERTY AND EQUIPMENT

13. PROPERTY AND EQUIPMENT

	Land and building	Leasehold improvements	Furniture & fixtures	Computer equipment	Machinery & equipment	Total

Cost
Balance, January 31, 2018 and 2017	$—	$—	$—	$—	$—	$—
Assets from acquisition	—	1,352,393	416,609	66,358	511,769	2,347,129
Additions	—	107,402	62,255	30,427	7,995	208,079
Disposals	—	—	—	—	(90,100)	(90,100)
Balance, January 31, 2019	$—	$1,459,795	$478,864	$96,785	$429,664	$2,465,108
Assets from acquisition	—	522,279	50,388	25,846	646,507	1,245,020
Additions	4,675,389	97,956	12,350	—	560,328	5,346,023
Impairment	(3,305,176)	(709,064)	(125,282)	—	—	(4,139,522)
Balance, January 31, 2020	$1,370,213	$1,370,966	$416,320	$122,631	$1,636,499	$4,916,629
Accumulated Depreciation
Balance, January 31, 2018 and 2017	$—	$—	$—	$—	$—	$—
Depreciation expense	—	(301,583)	(65,074)	(7,619)	(8,822)	(383,098)
Balance, January 31, 2019	$—	$(301,583)	$(65,074)	$(7,619)	$(8,822)	$(383,098)
Depreciation expense	(128,225)	(214,331)	(88,667)	(52,324)	(215,853)	$(699,400)
Balance, January 31, 2020	$(128,225)	$(515,914)	$(153,741)	$(59,943)	$(224,675)	$(1,082,498)
Carrying amount, Jan. 31, 2019	$—	$1,158,212	$413,790	$89,166	$420,842	$2,082,010
Carrying amount, Jan. 31, 2020	$1,241,988	$855,052	$262,579	$62,688	$1,411,824	$3,834,131

Total depreciation expense for the year ended January 31, 2020 is $699,400 (2019 - $383,098) (2018-Nil). Of the total expense, $479,662 was allocated to inventory during the year ended January 31, 2020 (2019 - $354,560) (2018-Nil).

Impairment of real estate assets in Canby, Oregon has been identified by way of an appraisal obtained in October 2019.  The Company is evaluating this asset as part of its restructuring and integration of the Oregon assets.